Shareholder Report, Holdings (Details)	May 31, 2024
C000219342 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219342 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000219342 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000219342 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000219342 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219342 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219342 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005524 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005524 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000005524 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000005524 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000005524 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005524 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005524 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005525 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005525 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000005525 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000005525 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000005525 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005525 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005525 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159675 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159675 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000159675 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000159675 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000159675 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159675 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000159675 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%